Note 9 - Employee Benefits	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(9)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third
party administrators. During the years ended
October 31,
2016,
2015
and
2014,
total expense of
$3,042,441,
$3,665,320
and
$3,957,668,
respectively, was incurred under the Company’s insured health care program.

401(k)
Plan

The Company maintains a
401(k)
retirement savings plan for the benefit of its eligible employees.
Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company made or accrued matching contributions to the plan of
$29,396,
$145,181
and
$161,836
for the years ended
October 31,
2016,
2015
and
2014,
respectively.

Stock Incentives for Key Employees and Non Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest that key employees and non employee Directors have in the future success of the Company, thereby aligning their interests with those of other shareholders and strengthening their desire to remain with the Company.

In
March 2015,
the Company’s shareholders approved the Optical Cable Corporation Second Amended and Restated
2011
Stock Incentive Plan (the
“2015
Restatement”) that was recommended for approval by the Company’s Board of Directors. The
2015
Restatement reserved an additional
550,000
common shares of the Company for issuance under the
2015
Restatement and succeeded and replaced the Optical Cable Corporation Amended and Restated
2011
Stock Incentive Plan and the Optical Cable Corporation
2004
Non employee Directors Stock Plan. As of
October 31, 2016,
there were approximately
325,000
remaining shares available for grant under the
2015
Restatement.

Share based compensation expense for employees, a consultant and non employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended
October 31, 2016,
2015
and
2014
was
$800,520,
$1,078,563
and
$956,859,
respectively.

Restricted and Other Stock Awards

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees, subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the
2015
Restatement vest based on the passage of time and the remainder vest over time if certain operational performance based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense on the service based shares each quarter based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense on the operational performance based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

The Company recorded compensation expense related to its restricted stock awards granted to employees and a consultant totaling
$599,450,
$948,190
and
$844,754
during the fiscal years ended
October 31, 2016,
2015
and
2014,
respectively.

A summary of the status of the Company’s nonvested shares granted to employees under the
2015
Restatement as of
October 31, 2016,
and changes during the year ended
October 31, 2016,
is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2015	830,817	$3.98
Granted	36,584	2.31
Vested	(146,908)	3.98
Forfeited	(53,445)	3.96
Balance at October 31, 2016	667,048	$3.89

As of
October 31, 2016,
the estimated amount of compensation cost related to nonvested equity based compensation awards in the form of service based and operational performance based shares that the Company will recognize over a
2.6
year weighted average period is approximately
$2.1
million.

During the fiscal years ended
October 31, 2016
and
2015,
stock awards to non employee Directors under the
2015
Restatement totaling
86,296
shares and
33,515
shares, respectively, were approved by the Board of Directors of the Company. The shares are part of the non employee Directors’ annual compensation for service on the Board of Directors. During the fiscal year ended
October 31, 2014,
restricted stock awards under the Optical Cable Corporation
2004
Non employee Directors Stock Plan totaling
29,424
shares were approved by the Board of Directors of the Company. The shares granted under the
2015
Restatement and the Optical Cable Corporation
2004
Non employee Directors Stock Plan vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six
months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recorded compensation expense totaling
$201,070,
$130,373
and
$112,105
during the years ended
October 31, 2016,
2015
and
2014,
respectively.